Share-based awards	6 Months Ended
Sep. 30, 2020
Share-based awards
Share-based awards

8.Share-based awards

Share-based awards such as RSUs, incentive and non-statutory options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under the equity incentive plan adopted in 2011, which govern the terms of the awards. In September 2014, the Company adopted a post-IPO equity incentive plan (the “2014 Plan”) which has a ten-year term. Share-based awards are only available for issuance under the 2014 Plan. If an award under the previous plan terminates, expires or lapses, or is canceled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. Starting from April 1, 2015 and on each anniversary thereof, an additional amount equal to the lesser of (A) 200,000,000 ordinary shares (previously 25,000,000 ordinary shares before the Share Subdivision as detailed in Note 2(a)), and (B) such lesser number of ordinary shares as determined by the board of directors will become available for the grant of a new award under the 2014 Plan. All share-based awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. The 2014 Plan has substantially similar terms as the plan adopted in 2011 except that (i) the 2014 Plan is administered by the compensation committee of the board (or a subcommittee thereof), or such other committee of the board to which the board has delegated power to act, or the board in the absence of any such committee, and (ii) certain terms are adjusted for the purposes of compliance with the Sarbanes-Oxley Act of 2002, U.S. Securities Act of 1933 and the regulations thereunder, as amended from time to time and U.S. Securities Exchange Act of 1934 and the regulations thereunder, as amended from time to time, among others. As of September 30, 2020, the number of shares authorized but unissued was 299,872,568 ordinary shares.

8.Share-based awards (Continued)

RSUs and share options granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, RSUs and share options generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. Certain RSUs and share options granted to the senior management members of the Company are generally subject to a six-year vesting schedule. No outstanding RSUs or share options will be vested or exercisable after the expiry of a period of up to ten years from the date of grant.

Following the Share Subdivision and the ADS Ratio Change that became effective on July 30, 2019 as detailed in Note 2 (a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares. Pro-rata adjustments have been made to the number of ordinary shares underlying each RSU and share option granted, so as to give the participants the same proportion of the equity that they would have been entitled to prior to the Share Subdivision. Prior to July 30, 2019, one ordinary share was issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. Subsequent to the Share Subdivision, eight ordinary shares are issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. The Share Subdivision has no impact on the number of RSUs, the number of share options, the weighted average grant date fair value per RSU and the weighted average exercise price per share option as stated below.

(a)  RSUs relating to ordinary shares of the Company

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the six months ended September 30, 2020 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2020	65,458,962	159.66
Granted	23,171,321	213.14
Vested	(19,950,394)	138.85
Canceled/forfeited	(2,423,236)	177.27
Awarded and unvested as of September 30, 2020	66,256,653	183.99
Expected to vest as of September 30, 2020 (i)	54,551,907	182.60

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

As of September 30, 2020, 1,951,552 outstanding RSUs were held by non-employees.

As of September 30, 2020, there were RMB39,346 million of unamortized compensation costs related to all outstanding RSUs, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 2.0 years.

(b)  Share options relating to ordinary shares of the Company

A summary of the changes in the share options relating to ordinary shares granted by the Company during the six months ended September 30, 2020 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2020	6,393,303	87.81	3.4
Exercised	(296,177)	69.15
Outstanding as of September 30, 2020	6,097,126	88.72	3.1
Vested and exercisable as of September 30, 2020	4,578,891	72.49	2.4
Vested and expected to vest as of September 30, 2020 (i)	5,924,098	85.98	2.9

(i)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

As of September 30, 2020, 25,050 outstanding share options were held by non-employees.

As of September 30, 2020, there were RMB201 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 2.9 years.

(c)  Partner Capital Investment Plan relating to ordinary shares of the Company

Beginning in 2013, the Company offered selected members of the Alibaba Partnership rights or interests to acquire restricted shares of the Company. For the rights or interests offered before 2016, these rights or interests and the underlying restricted shares were subject to a non-compete provision, and each right or interest entitles the holder to purchase eight restricted shares at an aggregate price of US$14.50, after the Share Subdivision as detailed in Note 2(a), during a four-year period. Upon the exercise of the rights or interests, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights or interests. For the rights or interests offered since 2016, the rights or interests and the underlying restricted shares were subject to certain service provisions that were not related to employment, and each right or interest entitles the holder to purchase eight restricted shares at an aggregate price between US$23.00 and US$26.00, after the Share Subdivision as detailed in Note 2(a), over a period of ten years from the vesting commencement date.

8.Share-based awards (Continued)

(c)  Partner Capital Investment Plan relating to ordinary shares of the Company (Continued)

The number of ordinary shares underlying these rights or interests is 144,000,000 shares (previously 18,000,000 shares before the Share Subdivision as detailed in Note 2(a)). As of September 30, 2020, there are 18,660,976 shares underlying these rights or interests available for offering (previously 2,332,622 shares before the Share Subdivision as detailed in Note 2(a)). The rights or interests offered before 2016 were accounted for as noncontrolling interests of the Company as these rights or interests were issued by the Company’s subsidiaries and classified as equity at the subsidiary level. The rights or interests offered in the subsequent periods were accounted for as share options issued by the Company.

As of September 30, 2020, there were RMB559 million of unamortized compensation costs related to these rights or interests, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 4.2 years.

(d)  Share-based awards relating to Ant Group

Since March 2014, Junhan, the general partner of which is a company controlled by the Company’s former executive chairman and a major equity holder of Ant Group, has made grants of share economic rights linked to the valuation of Ant Group (the “SERs”) to certain employees of the Company. In addition, Ant Group has granted RSUs and share appreciation rights (the “SARs”) to certain employees of the Company since April 2018 and July 2019, respectively. The SERs will be settled by Junhan upon disposal of these awards by the holders. The RSUs and SARs will be settled by Ant Group upon vesting or exercise of these awards. Junhan and Ant Group have the right to repurchase the vested awards (or any underlying equity for the settlement of the vested awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Group or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Group. These awards are generally subject to a four-year vesting schedule as determined by the administrator of the plan. Depending on the nature and the purpose of the grant, these awards generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. Certain awards granted to the senior management members of the Company are generally subject to a six-year vesting schedule.

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the condensed consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the condensed consolidated income statements. The expenses relating to the SERs and SARs are re-measured at the fair value on each reporting date until their settlement dates. The expenses relating to the RSUs granted by Ant Group are re-measured at the fair value on each reporting date until their vesting dates.

During the six months ended September 30, 2019 and 2020, the Company recognized expenses of RMB655 million and RMB16,329 million in respect of the share-based awards relating to Ant Group, respectively.

During the six months ended September 30, 2020, the Company, Junhan and Ant Group entered into equity-based awards grant and settlement agreements. For awards granted and outstanding pursuant to these arrangements, the parties will settle with each other the cost associated with the awards granted to their respective employees. The payment amounts will depend on the relative values of the awards granted. The Company had no obligation to reimburse Junhan and Ant Group for the cost associated with the awards granted before April 1, 2020.

8.Share-based awards (Continued)

(e)   Share-based compensation expense by function

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Cost of revenue	3,780	7,331
Product development expenses	6,526	13,667
Sales and marketing expenses	1,852	3,237
General and administrative expenses	3,102	8,174
Total	15,260	32,409